Revenue from Contracts with Customers - Contract Balances (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Opening and closing balances of the Company's accounts receivables, net, contract assets and contract liabilities
Accounts receivables, net	$ 688	$ 375
Contract liabilities / Client incentives, net (non-current)	6	3
Contract liabilities / Deferred revenue (current)	24	$ 18
Revenue recognized that was included in the deferred revenue balance as of December 31, 2021	8
Remaining performance obligations	$ 25
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Opening and closing balances of the Company's accounts receivables, net, contract assets and contract liabilities
Period for satisfying performance obligations	18 months